Document and Entity Information	Mar. 16, 2023
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 16, 2023
Entity File Number	1-11178
Entity Registrant Name	Revlon, Inc.
Entity Central Index Key	0000887921
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-3662955
Entity Address, Address Line One	55 Water Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10041
City Area Code	212
Local Phone Number	527-4000
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	REVRQ
Security Exchange Name	NONE
None [Member]
Entity Information [Line Items]
Title of 12(b) Security	None
Trading Symbol	N/A
Security Exchange Name	NONE
REVLON CONSUMER PRODUCTS CORP [Member]
Entity Information [Line Items]
Entity File Number	33-59650
Entity Registrant Name	Revlon Consumer Products Corporation
Entity Central Index Key	0000890547
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-3662953
Entity Address, Address Line One	55 Water Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10041
City Area Code	212
Local Phone Number	527-4000
Entity Emerging Growth Company	false